Annual Fund Operating Expenses - State Street Stablecoin Reserves Money Market Fund	Mar. 02, 2026
Preferred
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.07%	[1]
Expenses (as a percentage of Assets)	0.12%
Capital
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.13%	[1]
Expenses (as a percentage of Assets)	0.18%

[1]	Other Expenses are based on estimates for the current fiscal year.